Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.2%
Aristocrat Leisure Ltd.	544,387	$22,524,081
ASX Ltd.	93,479	3,449,085
BlueScope Steel Ltd.	152,308	2,278,702
Brambles Ltd.	1,329,366	21,601,620
CAR Group Ltd.	367,507	8,581,076
Cochlear Ltd.	63,580	11,936,495
Coles Group Ltd.	1,303,229	18,795,889
Commonwealth Bank of Australia	1,628,095	182,680,388
Computershare Ltd.	504,438	12,050,802
CSL Ltd.	471,037	54,892,909
Evolution Mining Ltd.	1,953,539	13,824,344
Goodman Group	1,281,344	27,636,251
James Hardie Industries PLC(a)	560,288	11,800,076
Lottery Corp. Ltd. (The)	1,396,018	5,021,499
Medibank Pvt Ltd.	949,391	3,029,971
Northern Star Resources Ltd.	1,319,759	21,280,893
Pro Medicus Ltd.(b)	55,917	9,601,222
Qantas Airways Ltd.	715,125	4,764,263
QBE Insurance Group Ltd.	511,271	6,633,523
REA Group Ltd.	51,155	7,127,781
SGH Ltd.	196,735	6,233,629
Sigma Healthcare Ltd.(b)	4,491,247	9,130,991
Transurban Group	3,017,181	28,547,635
Wesfarmers Ltd.	1,103,901	60,588,661
WiseTech Global Ltd.	194,476	8,771,252
Woolworths Group Ltd.	1,188,452	22,080,244
Xero Ltd.(a)	160,138	15,149,886
		600,013,168
Austria — 0.0%
Verbund AG	65,753	5,074,829
Belgium — 1.2%
Anheuser-Busch InBev SA	479,631	29,246,555
Argenx SE(a)	59,532	48,724,982
D'ieteren Group	20,688	3,779,134
Lotus Bakeries NV	390	3,402,615
UCB SA	122,974	31,621,775
		116,775,061
China — 0.0%
Wharf Holdings Ltd. (The)	1,037,000	2,725,102
Denmark — 3.0%
Carlsberg A/S, Class B	59,018	6,939,309
Coloplast A/S, Class B	122,143	11,047,150
Demant A/S(a)	82,141	2,732,842
DSV A/S	198,013	42,257,611
Genmab A/S(a)	59,265	16,904,026
Novo Nordisk A/S, Class B	3,133,307	154,257,939
Novonesis Novozymes B, Class B	342,167	20,447,764
Pandora A/S	78,472	10,500,235
Rockwool AS, Class B	93,743	3,212,167
Vestas Wind Systems A/S	979,373	20,030,237
		288,329,280
Finland — 0.5%
Kone OYJ, Class B	214,135	14,307,009
Metso OYJ	647,283	10,614,789
Neste OYJ	265,299	5,497,172
Orion OYJ, Class B	105,258	7,350,477
Wartsila OYJ Abp	487,498	15,949,519
		53,718,966
Security	Shares	Value
France — 12.7%
Accor SA	190,003	$9,665,996
Aeroports de Paris SA	33,367	4,577,317
Air Liquide SA	562,776	108,919,030
Airbus SE	578,094	142,541,232
BioMerieux	39,972	5,146,420
Bureau Veritas SA	330,977	10,876,710
Capgemini SE	158,071	24,318,495
Dassault Aviation SA	19,023	6,130,069
Dassault Systemes SE	653,797	18,605,582
Edenred SE	234,196	6,731,767
EssilorLuxottica SA	292,584	107,149,713
Eurofins Scientific SE	57,030	4,022,296
Euronext NV(c)	49,127	7,020,825
FDJ UNITED	107,028	3,118,485
Getlink SE	149,304	2,725,278
Hermes International SCA	30,817	76,255,401
Legrand SA	254,537	43,955,412
L'Oreal SA	233,914	97,614,956
LVMH Moet Hennessy Louis Vuitton SE	243,290	171,962,868
Safran SA	350,315	124,473,336
Sartorius Stedim Biotech	28,398	6,791,933
Schneider Electric SE	533,397	151,980,691
Sodexo SA	29,663	1,642,453
Thales SA	90,132	25,701,391
Vinci SA	481,088	64,329,283
		1,226,256,939
Germany — 9.2%
adidas AG	166,326	31,449,315
Beiersdorf AG	94,871	10,057,656
Brenntag SE	119,265	6,623,826
CTS Eventim AG & Co. KGaA	60,283	5,400,835
Daimler Truck Holding AG	160,842	6,446,975
Delivery Hero SE, Class A(a)(c)	186,946	4,748,379
Deutsche Boerse AG	182,502	46,216,799
Deutsche Telekom AG, Registered	1,185,412	36,718,339
E.ON SE	2,183,814	40,632,864
GEA Group AG	142,481	10,191,327
Hannover Rueck SE	58,789	16,782,993
Hensoldt AG(b)	61,959	6,604,682
Infineon Technologies AG	636,172	25,251,509
Knorr-Bremse AG	70,205	6,532,433
MTU Aero Engines AG	52,270	22,843,301
Nemetschek SE	56,173	6,490,819
QIAGEN NV	105,947	4,986,932
Rational AG	5,003	3,670,193
Rheinmetall AG	44,633	87,738,843
SAP SE	1,015,940	264,217,909
Scout24 SE(c)	72,931	8,434,197
Siemens AG, Registered	369,684	104,767,411
Siemens Energy AG(a)	660,949	82,344,531
Siemens Healthineers AG(c)	328,699	18,423,559
Symrise AG, Class A	129,188	10,683,718
Talanx AG(a)	62,557	7,617,647
Vonovia SE	365,621	10,989,013
Zalando SE(a)(c)	217,055	6,082,439
		892,948,444
Hong Kong — 2.0%
AIA Group Ltd.	5,185,800	50,461,618
CK Infrastructure Holdings Ltd.	603,500	3,925,378
CLP Holdings Ltd.	1,610,500	13,736,542
Futu Holdings Ltd., ADR	58,777	11,698,974

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Galaxy Entertainment Group Ltd.	2,127,000	$10,597,412
Hong Kong & China Gas Co. Ltd.	10,843,000	10,091,058
Hong Kong Exchanges & Clearing Ltd.	1,195,800	65,174,551
MTR Corp. Ltd.(b)	759,500	2,786,369
Sands China Ltd.	2,362,400	6,157,019
Techtronic Industries Co. Ltd.	1,413,500	16,487,073
		191,115,994
Ireland — 0.5%
Kerry Group PLC, Class A	103,490	9,440,644
Kingspan Group PLC	149,907	11,224,778
Ryanair Holdings PLC	825,467	24,991,518
		45,656,940
Israel — 0.9%
Check Point Software Technologies Ltd.(a)	84,062	16,449,252
CyberArk Software Ltd.(a)	46,465	24,198,043
Elbit Systems Ltd.	26,845	12,715,900
Monday.com Ltd.(a)(b)	39,504	8,107,801
Nice Ltd.(a)	39,116	5,335,732
Nova Ltd.(a)	28,281	9,823,698
Teva Pharmaceutical Industries Ltd., ADR(a)	389,314	7,973,151
Wix.com Ltd.(a)(b)	53,860	7,838,784
		92,442,361
Italy — 1.9%
Davide Campari-Milano NV(b)	209,059	1,455,442
Ferrari NV	122,612	49,101,253
FinecoBank Banca Fineco SpA	206,240	4,718,801
Infrastrutture Wireless Italiane SpA(c)	268,591	2,951,374
Leonardo SpA	393,586	23,156,506
Moncler SpA	226,326	13,577,150
Prysmian SpA	273,820	28,549,491
Recordati Industria Chimica e Farmaceutica SpA	111,516	6,637,628
UniCredit SpA	680,459	50,385,695
		180,533,340
Japan — 23.3%
Advantest Corp.	745,300	111,605,541
Aeon Co. Ltd.	2,154,700	34,080,246
Ajinomoto Co. Inc.	880,500	24,973,005
Asahi Group Holdings Ltd.	1,404,900	15,147,379
Asics Corp.	674,200	17,167,941
Bandai Namco Holdings Inc.	373,200	11,614,875
Canon Inc.	548,500	15,751,724
Capcom Co. Ltd.	337,800	8,821,006
Chugai Pharmaceutical Co. Ltd.	654,300	29,945,825
Daifuku Co. Ltd.	312,500	9,961,495
Dai-ichi Life Holdings Inc.	1,709,100	11,996,164
Daiichi Sankyo Co. Ltd.	1,667,100	39,823,878
Daikin Industries Ltd.	258,800	30,067,388
Denso Corp.	588,100	8,216,805
Disco Corp.	90,900	30,186,339
East Japan Railway Co.	325,100	7,940,565
ENEOS Holdings Inc.	909,900	5,740,298
FANUC Corp.	919,400	30,681,684
Fast Retailing Co. Ltd.	185,700	68,174,136
Fujikura Ltd.	244,600	33,308,166
Fujitsu Ltd.	1,709,100	44,539,893
Hikari Tsushin Inc.	16,900	4,476,578
Hitachi Ltd.	4,450,600	152,027,954
Hoya Corp.	336,800	54,707,100
IHI Corp.	511,500	10,590,143
ITOCHU Corp.	1,157,000	67,017,203
Japan Exchange Group Inc.	475,100	5,297,917
Security	Shares	Value
Japan (continued)
Kao Corp.	157,800	$6,678,037
Kawasaki Heavy Industries Ltd.	147,200	11,787,275
Keyence Corp.	189,448	70,310,689
Kikkoman Corp.	649,200	5,169,601
Kirin Holdings Co. Ltd.	487,900	6,861,201
Kobe Bussan Co. Ltd.	146,200	3,392,440
Konami Group Corp.	97,700	16,270,487
Lasertec Corp.	77,400	15,714,694
LY Corp.	937,500	2,754,858
M3 Inc.	425,600	5,964,720
MatsukiyoCocokara & Co.	207,400	3,758,124
Minebea Mitsumi Inc.	225,400	4,454,751
Mitsubishi Electric Corp.	644,200	18,290,505
Mitsubishi Estate Co. Ltd.	357,700	7,580,334
Mitsubishi Heavy Industries Ltd.	3,113,500	93,995,538
MonotaRO Co. Ltd.	240,600	3,356,875
NEC Corp.	1,289,500	46,834,687
Nexon Co. Ltd.	315,500	6,434,461
Nidec Corp.	811,100	9,868,471
Nintendo Co. Ltd.	1,075,100	91,695,158
Nippon Paint Holdings Co. Ltd.	915,800	5,825,425
Nippon Sanso Holdings Corp.	166,600	5,533,088
Nissin Foods Holdings Co. Ltd.	185,800	3,354,034
Nitori Holdings Co. Ltd.	260,900	4,227,152
Nomura Research Institute Ltd.	364,670	14,081,021
Obic Co. Ltd.	313,600	9,728,208
Olympus Corp.	1,107,500	13,629,961
Oracle Corp./Japan	37,100	3,420,243
Oriental Land Co. Ltd./Japan	1,046,500	21,178,719
Otsuka Corp.	143,100	2,829,096
Otsuka Holdings Co. Ltd.	428,300	23,309,795
Pan Pacific International Holdings Corp.	1,852,600	11,020,391
Rakuten Group Inc.(a)	950,700	6,219,673
Recruit Holdings Co. Ltd.	1,291,500	64,042,816
Resona Holdings Inc.	1,296,200	12,496,761
Ryohin Keikaku Co. Ltd.	492,200	10,121,224
Sanrio Co. Ltd.	174,800	8,089,457
SBI Holdings Inc.	94,000	4,200,580
SCREEN Holdings Co. Ltd.	78,900	7,479,536
SCSK Corp.	96,500	3,546,048
Secom Co. Ltd.	141,700	4,790,141
Seven & i Holdings Co. Ltd.	2,017,000	25,655,825
Shimadzu Corp.	149,800	4,027,442
Shimano Inc.	28,100	2,943,920
Shin-Etsu Chemical Co. Ltd.	1,637,100	49,209,471
Shiseido Co. Ltd.	385,900	6,500,043
SMC Corp.	29,300	10,030,047
SoftBank Group Corp.	466,300	81,820,970
Sompo Holdings Inc.	863,200	26,306,420
Sony Financial Holdings Inc.(a)	5,963,900	6,013,822
Sony Group Corp.	5,975,700	166,420,731
Sumitomo Metal Mining Co. Ltd.	84,700	2,770,743
Suntory Beverage & Food Ltd.	135,100	4,089,432
Suzuki Motor Corp.	528,800	7,894,387
Sysmex Corp.	488,500	5,445,583
Takeda Pharmaceutical Co. Ltd.	1,005,100	27,125,130
TDK Corp.	1,890,600	33,032,947
Terumo Corp.	1,287,900	20,787,883
TIS Inc.	206,300	7,107,206
Toho Co. Ltd./Tokyo	73,200	4,290,753
Tokio Marine Holdings Inc.	1,786,100	66,609,328
Tokyo Electron Ltd.	434,000	95,684,069

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyo Gas Co. Ltd.	303,400	$10,647,573
Tokyo Metro Co. Ltd.(b)	183,500	1,928,972
Tokyu Corp.	242,800	2,701,881
Trend Micro Inc./Japan	122,000	6,225,957
Unicharm Corp.	1,083,900	6,706,240
Yakult Honsha Co. Ltd.	88,500	1,324,916
Yokogawa Electric Corp.	219,200	6,557,247
Zensho Holdings Co. Ltd.	94,100	5,859,233
ZOZO Inc.	425,700	3,679,967
		2,253,555,661
Netherlands — 6.6%
Adyen NV(a)(c)	24,519	42,012,919
Akzo Nobel NV	165,989	10,969,406
ASM International NV	45,579	29,573,687
ASML Holding NV	383,167	405,126,052
BE Semiconductor Industries NV	71,146	12,130,114
Coca-Cola Europacific Partners PLC	223,664	19,868,073
CVC Capital Partners PLC(c)	204,803	3,420,537
Heineken NV	98,102	7,596,264
IMCD NV	57,128	5,919,813
InPost SA(a)(b)	242,572	3,055,547
Koninklijke Philips NV	263,179	7,209,838
Prosus NV	445,406	30,785,773
Universal Music Group NV	1,061,909	28,482,501
Wolters Kluwer NV	231,980	28,437,393
		634,587,917
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	567,867	12,056,086
Infratil Ltd.	904,559	6,393,444
		18,449,530
Norway — 0.4%
Gjensidige Forsikring ASA	193,317	5,202,594
Kongsberg Gruppen ASA	426,466	10,872,016
Mowi ASA	453,024	9,958,833
Norsk Hydro ASA	678,854	4,589,434
Orkla ASA	439,817	4,466,919
Salmar ASA(b)	21,514	1,208,099
		36,297,895
Portugal — 0.2%
EDP Renovaveis SA	308,192	4,505,979
Galp Energia SGPS SA	405,905	8,155,066
Jeronimo Martins SGPS SA	274,255	7,063,442
		19,724,487
Singapore — 2.0%
DBS Group Holdings Ltd.	2,070,640	85,729,679
Grab Holdings Ltd., Class A(a)	2,299,653	13,820,915
Sea Ltd., ADR(a)	371,037	57,974,531
Singapore Exchange Ltd.	881,972	11,444,073
Singapore Technologies Engineering Ltd.	1,512,800	9,855,978
Singapore Telecommunications Ltd.	2,533,200	8,268,491
Yangzijiang Shipbuilding Holdings Ltd.	1,629,900	4,401,962
		191,495,629
Spain — 2.5%
Acciona SA	11,857	2,624,452
ACS Actividades de Construccion y Servicios SA	174,321	14,313,434
Aena SME SA(c)	730,041	19,828,766
Amadeus IT Group SA	438,296	33,503,651
Banco Santander SA	5,052,777	51,488,738
Cellnex Telecom SA(c)	480,517	14,959,328
Endesa SA	309,060	11,075,440
Security	Shares	Value
Spain (continued)
Ferrovial SE	497,894	$30,552,935
Grifols SA	186,292	2,413,950
Industria de Diseno Textil SA	1,059,272	58,493,407
International Consolidated Airlines Group SA, Class DI	1,200,985	6,593,328
		245,847,429
Sweden — 4.9%
AddTech AB, Class B	253,465	8,539,410
Alfa Laval AB	280,547	13,333,747
Assa Abloy AB, Class B	970,565	36,575,314
Atlas Copco AB, Class A	2,607,188	43,686,182
Atlas Copco AB, Class B	1,518,579	22,716,666
Beijer Ref AB, Class B	372,200	5,881,526
Epiroc AB, Class A	639,068	13,475,354
Epiroc AB, Class B	378,658	7,066,730
EQT AB	359,315	12,417,057
Essity AB, Class B	588,010	16,151,239
Evolution AB(c)	142,231	9,476,498
H & M Hennes & Mauritz AB, Class B	549,945	10,386,326
Hexagon AB, Class B	2,019,924	24,622,104
Industrivarden AB, Class A	40,203	1,671,642
Industrivarden AB, Class C	53,801	2,231,729
Indutrade AB	266,058	7,112,332
Investment AB Latour, Class B	145,779	3,714,363
Investor AB, Class B	1,683,980	55,448,130
Lifco AB, Class B	227,288	8,775,454
Nibe Industrier AB, Class B	1,464,932	5,700,494
Saab AB, Class B	311,620	17,147,339
Sagax AB, Class B	212,130	4,760,342
Sandvik AB	1,032,524	31,222,979
Spotify Technology SA(a)	149,025	97,659,063
Swedish Orphan Biovitrum AB(a)	189,367	6,524,309
Trelleborg AB, Class B	196,327	8,193,161
		474,489,490
Switzerland — 9.5%
ABB Ltd., Registered	1,524,683	113,356,395
Alcon AG	484,178	36,088,201
Avolta AG, Registered	86,167	4,542,208
Baloise Holding AG, Registered	40,125	9,964,683
Barry Callebaut AG, Registered	1,200	1,560,048
Belimo Holding AG, Registered	9,542	10,295,284
BKW AG	20,724	4,638,186
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	940	14,450,000
Chocoladefabriken Lindt & Spruengli AG, Registered	105	16,084,459
Cie Financiere Richemont SA, Class A, Registered	522,105	103,275,279
EMS-Chemie Holding AG, Registered	3,442	2,357,529
Galderma Group AG	150,339	27,919,757
Geberit AG, Registered	33,002	24,125,247
Givaudan SA, Registered	8,959	36,701,858
Julius Baer Group Ltd.	69,326	4,680,095
Logitech International SA, Registered	147,936	17,784,644
Lonza Group AG, Registered	68,305	47,166,753
Nestle SA, Registered	877,206	83,815,666
Novartis AG, Registered	924,748	114,448,344
Partners Group Holding AG	21,959	26,891,358
Roche Holding AG, Bearer	31,045	10,532,435
Schindler Holding AG, Participation Certificates, NVS	19,733	7,028,898
Schindler Holding AG, Registered	11,292	3,817,146
SGS SA	80,243	9,048,986
SIG Group AG	101,806	1,138,267

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Sika AG, Registered	148,254	$29,055,963
Sonova Holding AG, Registered	49,176	13,413,745
Straumann Holding AG	108,274	13,610,229
Swatch Group AG (The), Bearer	9,736	2,034,693
UBS Group AG, Registered	3,088,218	118,171,626
VAT Group AG(c)	26,189	11,445,034
		919,443,016
United Kingdom — 11.6%
3i Group PLC	614,891	35,584,103
Admiral Group PLC	252,393	10,867,336
Antofagasta PLC	382,449	14,036,781
Ashtead Group PLC	420,126	28,062,218
AstraZeneca PLC	1,506,960	248,570,836
Auto Trader Group PLC(c)	852,700	8,747,920
BAE Systems PLC	2,927,564	72,116,056
Coca-Cola HBC AG, Class DI	212,702	9,652,001
Compass Group PLC	1,649,600	54,601,466
Diageo PLC	755,383	17,375,127
Entain PLC	591,484	6,160,719
Experian PLC	892,325	41,622,637
Fresnillo PLC	214,957	6,286,020
Haleon PLC	8,770,372	40,784,236
Halma PLC	369,825	17,233,259
Informa PLC	1,279,319	16,289,965
InterContinental Hotels Group PLC	143,812	17,347,632
Intertek Group PLC	156,228	10,406,038
London Stock Exchange Group PLC	463,198	57,726,640
Marks & Spencer Group PLC	1,990,894	10,404,051
Melrose Industries PLC	1,233,032	10,157,776
Next PLC	113,592	21,342,806
NMC Health PLC, NVS(a)(d)	50,450	1
Pearson PLC	291,281	4,054,054
RELX PLC	1,784,752	78,879,570
Rolls-Royce Holdings PLC	8,239,004	126,788,341
Sage Group PLC (The)	956,640	14,459,965
Smith & Nephew PLC	807,051	14,903,010
Spirax Group PLC	46,710	4,356,768
SSE PLC	1,075,803	27,102,474
Unilever PLC	1,549,818	92,995,780
Wise PLC, Class A(a)	646,141	8,216,347
		1,127,131,933
Total Common Stocks — 99.3% (Cost: $8,377,385,949)		9,616,613,411
Security	Shares	Value
Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	25,331	$6,969,267
Total Preferred Stocks — 0.1% (Cost: $10,459,472)		6,969,267
Total Long-Term Investments — 99.4% (Cost: $8,387,845,421)		9,623,582,678
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	37,550,309	37,569,084
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	3,040,000	3,040,000
Total Short-Term Securities — 0.4% (Cost: $40,608,221)		40,609,084
Total Investments — 99.8% (Cost: $8,428,453,642)		9,664,191,762
Other Assets Less Liabilities — 0.2%		15,024,742
Net Assets — 100.0%		$9,679,216,504

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,979,810	$12,586,594 (a)	$—	$1,818	$862	$37,569,084	37,550,309	$19,453 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,690,000	—	(650,000)(a)	—	—	3,040,000	3,040,000	27,403	—
				$1,818	$862	$40,609,084		$46,856	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	77	12/11/25	$16,636	$901,952
Euro STOXX 50 Index	444	12/19/25	29,013	1,016,502
FTSE 100 Index	63	12/19/25	8,080	371,764
				$2,290,218
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$318,044,625	$9,298,568,785	$1	$9,616,613,411

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI EAFE Growth ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$—	$6,969,267	$—	$6,969,267
Short-Term Securities
Money Market Funds	40,609,084	—	—	40,609,084
	$358,653,709	$9,305,538,052	$1	$9,664,191,762
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,016,502	$1,273,716	$—	$2,290,218

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares